(Loss)/earnings per share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
(Loss)/earnings per share
18	(Loss)/earnings per share
The calculation of basic (loss)/earnings per share for the year ended December 31, 2020
is based on the loss attributable to equity shareholders of the Company of RMB10,847 million (2019: the profits attributable to equity shareholders of the Company of RMB2,640 million; 2018: the profits attributable to equity shareholders of the Company of RMB2,895 million) and the weighted average of
14,056,887,174 shares in issue during the year (2019: 12,267,172,286 shares; 2018: 10,718,916,979 shares).

	2020	2019	2018
	million	million	million
Issued ordinary shares at January 1	12,267	12,267	10,088
Effect of issuance of shares	1,790	—	631

Weighted average number of ordinary shares at December 31	14,057	12,267	10,719

The amount of diluted loss per share is the same as basic loss per share as the effect of convertible bonds is anti-dilutive for the year ended December 31, 2020.
The amounts of diluted earnings per share are the same as basic earnings per share as there were no dilutive potential ordinary shares in existence for the years ended December 31, 2019 and 2018.